Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets [Abstract]
Intangible assets
10	Intangible assets

Intangible assets as of December 31, 2025 and 2024, are summarized as follows:

	2025
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$30,930	$-	$-	$3,601	$27,329	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$156,458	$-	$-	$3,601	$152,857

	2024
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$34,588	$-	$-	$3,658	$30,930	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$160,116	$-	$-	$3,658	$156,458

(a)
Corresponds to the rights on the ‘Marmex’ trademark associated with the maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 11). The trademark is considered an intangible asset with an indefinite life since it is not possible to determine a specific time frame for the future economic benefits expected to be obtained; likewise, there is a high degree of certainty of maintaining the contractual rights of the trademark indefinitely.

The accumulated amortization of intangible assets as of December 31, 2025 and 2024, is $20,718 and $17,117, respectively.